Financial Assets and Financial Liabilities - Foreign Currency Forward Contracts (Detail) - Foreign Exchange Forward Contracts [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Assets	$ 249	$ 0
Liabilities	$ 0	$ 0